Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,070,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,224.41
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,224.41
Narrative - Max Aggregate Offering Price	$ 15,070,500.00
Final Prospectus	true